Debt Debt - Summary (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	$ 1,200,584
Long-term debt	1,344,281	$ 1,294,719
Total	2,544,865
VIE debt
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	1,003,234
Long-term debt	678,223	$ 617,124
Total	1,681,457
Golar
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	197,350
Long-term debt	666,058
Total	$ 863,408